Loans and financing	12 Months Ended
Dec. 31, 2022
Loans And Financing
Loans and financing

15.	Loans and financing

The breakdown of and changes in short and long-term loans and financing are as follows:

			2021										2022
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and Goodwill	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	10/2024	18.76%	109,519	1,055,249	1,164,768	-	-	(82,574)	187,332	(211,713)	-	14,206	1,072,019	640,046	431,973
Working capital – Lines of credit (b)	10/2025	18.84%	48,239	9,757	57,996	110,000	-	(51,383)	10,447	(11,279)	-	-	115,781	76,710	39,071

Foreign currency contracts
Financing with Ex-lm Bank (e)	10/2022	3.56%	99,396	-	99,396	-	-	(91,231)	1,415	(988)	(9,931)	1,339	-	-	-
Import financing (d)	03/2023	11.59%	138,034	-	138,034	-	-	(51,889)	8,780	(8,669)	(9,063)	-	77,193	77,193	-
ESN 2024 (f)	07/2024	3.75%	40,764	1,947,463	1,988,227	-	(132,626)	-	207,028	(84,037)	(128,292)	7,129	1,857,429	38,114	1,819,315
Spare engine facility (g)	09/2024	6.00%	24,651	125,106	149,757	-	-	(17,321)	4,848	(3,478)	(9,860)	282	124,228	30,265	93,963
Senior notes 2025 (h)	01/2025	7.00%	105,797	3,598,981	3,704,778	-	-	-	234,900	(239,917)	(237,683)	9,194	3,471,272	98,919	3,372,353
Senior secured notes 2026 (i)	06/2026	8.00%	-	3,451,977	3,451,977	-	-	-	268,457	(271,848)	(232,429)	56,072	3,272,229	-	3,272,229
Secured amortizing notes 2026 (j)	06/2026	4.76%	-	-	-	1,003,279	-	-	-	-	-	-	1,003,279	121,111	882,168
Loan facility (k)	03/2028	7.11%	50,471	218,040	268,511	-	-	(79,366)	11,372	(10,944)	(17,964)	255	171,864	27,682	144,182
Perpetual bonds (l)	-	8.75%	17,743	858,843	876,586	-	-	-	69,533	(69,778)	(56,744)	-	819,597	16,589	803,008
Total			634,614	11,265,416	11,900,030	1,113,279	(132,626)	(373,764)	1,004,112	(912,651)	(701,966)	88,477	11,984,891	1,126,629	10,858,262

			2020										2021
	Maturity	Interest rate p.a.	Current	Non-current	Total	Funding	Unrealized gain (loss) from ESN	Payments	Interest incurred	Interest paid	Exchange rate change	Amortization of costs and Goodwill	Total	Current	Non-current
Domestic currency contracts
Debentures (a)	10/2024	14.06%	440,918	146,170	587,088	574,572	-	(28,333)	60,174	(36,048)	-	7,315	1,164,768	109,519	1,055,249
Working capital (b)	10/2025	15.47%	239,615	17,275	256,890	40,000	-	(237,588)	17,964	(19,270)	-	-	57,996	48,239	9,757

Foreign currency contracts
Guaranteed funding (c)	06/2021	9.50%	484,113	-	484,113	-	-	(499,663)	17,000	(17,745)	16,295	-	-	-	-
Import financing (d)	07/2022	7.77%	783,659	-	783,659	-	-	(699,899)	27,701	(32,451)	59,024	-	138,034	138,034	-
Financing with Ex-lm Bank collateral (e)	12/2022	2.73%	194,786	49,958	244,744	-	-	(157,641)	2,653	(2,904)	8,132	4,412	99,396	99,396	-
ESN 2024 (1) (f)	07/2024	3.75%	37,960	1,896,854	1,934,814	-	(186,804)	-	200,401	(84,449)	123,690	575	1,988,227	40,764	1,947,463
Spare engine facility (g)	09/2024	2.44%	22,771	197,009	219,780	-	-	(86,020)	5,447	(5,374)	15,642	282	149,757	24,651	125,106
Senior secured notes 2025 (h)	01/2025	7.00%	98,521	3,340,316	3,438,837	-	-	-	245,419	(241,093)	252,421	9,194	3,704,778	105,797	3,598,981
Senior secured notes 2026 (i)	06/2026	8.00%	1,848	953,802	955,650	2,267,646	-	-	184,034	(184,906)	201,439	28,114	3,451,977	-	3,451,977
Loan facility (k)	03/2028	4.11%	32,566	233,135	265,701	-	-	(22,701)	12,559	(7,584)	20,281	255	268,511	50,471	218,040
Perpetual bonds (2) (l)	-	8.75%	16,522	789,168	805,690	10,952	-	-	72,592	(72,585)	59,937	-	876,586	17,743	858,843
Total			2,353,279	7,623,687	9,976,966	2,893,170	(186,804)	(1,731,845)	845,944	(704,409)	756,861	50,147	11,900,030	634,614	11,265,416
(1)	Exchangeable Senior Notes see Note 30.2.
(2)	On December 31, 2020, includes the removal of related parties, considering the securities issued by Gol Finance, held by GLA, totaling R$10,609. These securities were resold, so there is no elimination in the fiscal year ended December 31, 2021.

(a)	The debentures total R$1.2 billion, considering the following issues: (i) 7th issue: 88,750 bonds by the subsidiary GLA in October 2018, for the early full settlement of the 6th issue; and (ii) 8th issue: 610,217 bonds by the subsidiary GLA in October 2021 to refinance short-term debt. Both issues have an interest rate of CDI+4.5% p.a. The debentures have personal guarantees from the Company and a real guarantee provided by GLA as a fiduciary assignment of certain credit card receivables, preserving the rights to prepay the receivables of these guarantees.
(b)	Issuing transactions that have as purpose maintaining and managing the Company’s working capital.
(c)	Backed financing raised by the subsidiary Gol Finance in August 2020, from Delta Airlines, backed through Smiles shares and other assets, fully settled in 2021.
(d)	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 6m + 7.50% p.a.
(e)	Financing to carry out engine maintenance services with Ex-Im Bank guarantee, including 4 operations, 3 with maturities in 2021, duly liquidated, and 1 with maturity in 2022, fully settled in August 2022.
(f)	Issuance of Exchangeable Senior Notes (“ESN”), by the subsidiary Gol Finance, in March, April and July 2019, totaling US$425 million due in 2024, with holders entitled to exchange them for the Company’s American Depositary Shares ("ADSs").
(g)	Loan backed by the Company's own engines, with maturity in 2024.
(h)	Issuance of Senior Notes 2025 by the subsidiary Gol Finance in December 2017 and February 2018 to buyback Senior Notes and for overall purposes of the Company.
(i)	Issuance of Secured Senior Notes 2026 by the subsidiary Gol Finance in December 2020, May and September 2021, totaling US$650 million due in 2026.
(j)	Issuance of Secured Amortizing Notes by the subsidiary Gol Finance, in December 2022 in the total amount of US$196 million, with maturity in 2026, see explanatory note 1.9.
(k)	Loans with a guarantee totaling 5 engines, carried out in 2017 and 2020. The contracted rates vary between Libor 1m + 2.35% p.a. up to Libor 1m + 4.40% p.a.
(l)	Issuance of Perpetual Notes by the subsidiary Gol Finance in April 2006 to finance the aircraft’s acquisition.

On December 31, 2022 total loans and financing of the consolidated included funding costs and premiums totaling R$178,706 (R$250,393 on December 31, 2021) that will be amortized over the life of their loans and financing. The total also includes the fair value of the derivative financial instrument, referring to the convertibility of the ESN, totaling R$17,753 on December 31, 2022 (R$162,568 on December 31, 2021).

15.1.	New funding and renegotiations during the year ended on December 31, 2022

The renegotiations detailed below were evaluated under IFRS 9 - “Financial Instruments” and did not meet the definitions to derecognize the liabilities (with the original financial liability and recognition of a new financial liability).

15.1.1.	Debentures

15.1.1.1 7th e 8th issue

During the year ended December 31, 2022, General Debenture Holders' Meetings were held and resolved:

•	The postponement of the payment of the mandatory extraordinary amortization installment from October 13, 2022, to February 27, 2023; and
•	The postponement of the payment current amortization installments, in addition to the mandatory guarantee composition, from November 27, 2022, to December 12, 2022 and from December 27, 2022, to January 15, 2023.

15.1.2.	Working capital – Lines of credit

During the year ended December 31, 2022 the Company, through its subsidiary GLA, negotiated new agreements of this type. These operations, whose characteristics are presented below, have the objective to help maintaining and managing the Company's working capital.

Operation	Amount	Interest
date	(In Thousand of R$)	rate (p.a.)	Maturity
08/31/2022	70,000	CDI + 4.70%	02/29/2024
09/20/2022	40,000	18.53%	09/20/2024
Total	110,000

15.1.3.	Financing with Ex-Im Bank collateral

In the year ended December 31, 2022, GLA also renegotiated the due dates of these agreements, impacting the interest rate, disclosed in the table above. All contracts of this modality were settled during the year ended December 31, 2022.

15.1.4.	Import financing

In the year ended December 31, 2022, the Company, through its subsidiary GLA, renegotiated the impact of maturities of these agreements, impacting the interest rate, disclosed in table above, and keeping promissory notes as collateral for the transactions, which are part of a credit line maintained by GLA for engine maintenance, import financing in order to purchase spare parts and aircraft equipment.

15.1.5.	Senior Secured amortizing notes

As described in note 1.9, on December 30, 2022 the Company issued Senior Secured Amortizing Notes and Subordinated Secured Amortizing Notes.

Serie	Principal		Costs and premiums		Interest	Date -
	(US$ thousand)	(R$ thousand)	(US$ thousand)	(R$ thousand)	rate (p.a.)	maturity
A	125,700	655,865	3,124	16,303	5.00%	June 30, 2026
B	70,078	365,645	370	1,928	3.00%	June 30, 2025
Total	195,778	1,021,510	3,494	18,231

15.2.	Loans and financing – Non-current

On December 31, 2022, the maturities of loans and financing recorded in non-current liabilities were as follows:

	2024	2025	2026	2027	2027 onwards	Without maturity date	Total
In domestic currency
Debentures	431,973	-	-	-	-	-	431,973
Working capital – Lines of credit	36,988	2,083	-	-	-	-	39,071
In foreign currency
ESN 2024	1,819,315	-	-	-	-	-	1,819,315
Spare engine facility	93,963	-	-	-	-	-	93,963
Senior notes 2025	-	3,372,353	-	-	-	-	3,372,353
Senior secured notes 2026	-	-	3,272,229	-	-	-	3,272,229
Secured amortizing notes	407,395	343,600	131,173	-	-	-	882,168
Loan facility	23,583	24,177	66,260	4,568	25,594	-	144,182
Perpetual bonds	-	-	-	-	-	803,008	803,008
Total	2,813,217	3,742,213	3,469,662	4,568	25,594	803,008	10,858,262

15.3.	Fair value

The fair value of loans and financing as of December 31, 2022, is as follows:

	Book value (*)	Fair value
Debentures	1,072,019	1,090,976
ESN 2024	1,857,429	1,105,629
Senior notes 2025	3,471,272	1,608,715
Senior secured notes 2026	3,272,229	2,027,204
Secured amortizing notes	1,003,279	1,021,510
Perpetual bonds	819,597	345,695
Other loans and financing	489,066	489,066
Total	11,984,891	7,688,795
(*)	Total net of funding costs.

15.4.	Covenants

The Company has covenants in the Debentures, Senior Secured Notes 2026 and Secured Amortizing Notes.

On December 9, 2022, in a General Meeting of Debenture Holders, a prior waiver was granted in relation to the non-compliance, by the Issuer, of the financial ratio Net Debt / EBITDA to be calculated based on the financial statements for December 31, 2022. The other financial ratios met the contractual conditions for December 31, 2022.

Within the scope of the Senior Secured Notes 2026, the Company complies with guarantee conditions linked to inventory parts (biannual) and intellectual property of the Company (annual). On December 31, 2022, the Company had GLA’s parts and equipment guaranteed linked to this agreement meeting the contractual conditions.

In the operation of the Senior Secured Amortizing Notes, the Company is required to comply with guarantee conditions related to receivables on a quarterly basis. As of December 31, 2022, the Company had receivables from GLA as collateral for this agreement that met the contractual conditions.